INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of inventory current	INVENTORIES:

	December 31, 2017	January 1, 2017

Raw materials and spare parts inventories	$128,414	$119,155
Work in progress	60,743	56,397
Finished goods	756,581	779,324
	$945,738	$954,876